Bank Owned Life Insurance (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Bank Owned Life Insurance [Abstract]
Bank Owned Life Insurance	$ 13,689	$ 13,230